Related Party Transactions	6 Months Ended
Apr. 30, 2026
Related Party Transactions [Abstract]
RELATED PARTY TRANSACTIONS

Note 9 — RELATED PARTY TRANSACTIONS

The Group records transactions with various related parties. These related party balances as of April 30, 2026 and October 31, 2025 and transactions for the six months ended April 30, 2026 and 2025 are identified as follows:

Related parties with transactions and related party relationships

Name of Related Party	Relationship to the Group
Mr. Jinyu Chang (1)	Controller of the Company
Mr. Dong Zhang	10% shareholder of Topsheen Samoa, 39% shareholder of Topsheen Shipping
Mr. Christopher Nixon Cox (1)	Chairman of the Board
Mr. Hanxi Chang	Former Chief Executive Officer
Shanghai Weisheng International Logistics Co., Ltd	Controlled by Shoucheng, Lei, director of Topsheen Shipping
Topsheen Shipping Limited (Topsheen Ltd.”)	Related to Mr. Dong Zhang
Nanjing Derun Shipping Co., Ltd.	Controlled by Mr. Dong Zhang, former principal shareholder, Chief Shipping Officer and director
Top Wisdom Shipping Management Co. Limited	Related to Mr. Dong Zhang
Max Bright Marine Service Co. Ltd.	Related to Mr. Dong Zhang
Top Legend Shipping Co. Limited	Related to Mr. Dong Zhang
Top Creation International (HK) Limited	Related to Mr. Dong Zhang
Top Moral Shipping Limited	Related to Mr. Dong Zhang
New Galion Group (HK) Co. Ltd (“New Galion”)	Controlled by Dr. Guohua Zhang
High-Trend Holdings USA LLC (“High-Trend”)	Controlled by Mr. Jinyu Chang, a major shareholder of the Company
Speed Wealthy Ltd.	Controlled by Mrs.Ran Li (Mrs. Li is Dong Zhang’s spouse)

(1)	Effective March 13, 2025, Mr. Jinyu Chang resigned as the Chairman of our Board of Directors, but continued to serve as a director of the Company. Also, effective March 13, 2025, Mr. Christopher Nixon Cox was elected to serve as a director and the Chairman of our Board of Directors.

(a)	Due from related parties

Due from related parties consisted of the following:

	April 30, 2026	October 31, 2025

Top Moral Shipping Limited (1)	$-	$366,612
Topsheen Shipping Limited (1)	46,173	1,062,196
Total	$46,173	$1,428,808

(1)	The balance mainly represents certain payments made for vessel leases, which were subsequently cancelled and was subject to refund as of October 31,2025. The balance was fully collected as of December 31, 2025.
(b)	Due to related parties

Due to related parties consisted of the following:

	April 30, 2026	October 31, 2025
Topsheen Shipping Limited	$297,923	$-
Shanghai Weisheng International Logistics Co., Ltd.	267	10,724
Jinyu Chang	5,000	75,255
High-Trend (1)	2,373,951	5,080
Total	$2,677,141	$91,059

(1)	On April 27, 2026, High-Trend paid $2.6 million on behalf of the Company to pay off the promissory note (see Note 7). This transaction was structured as a short term promissory note due to High-Trend, payable upon maturity. For the six months ended April 30, 2026, the Company repaid $226,049 of the principal balance. As of April 30, 2026, the remaining balance of $2,373,951 was fully repaid by May 21, 2026.

(c)	Issuance of shares for private placement/warrants settlement to related parties

On March 10, 2025, the Company closed a private placement of 67,985 Class A Ordinary Shares at a price of $65.5 per share (aggregate consideration of $4,452,999) to Speed Wealthy. On the same date, the Company, Speed Wealthy and Topsheen Shipping Limited entered into an agreement, the Company’s issuance of shares to Speed Wealthy served as satisfaction of the Company’s $4,452,999 debt obligation to Topsheen Shipping Limited.

On March 24, 2025, the Company exchanged 133,828 warrants held by High-Trend into 100,000 Class B Ordinary Shares. Immediately prior to transaction, the warrants were classified as equity. Based on the valuation report issued by an independent valuation firm, the fair value of the 100,000 Class B Ordinary Shares approximated the fair value of the 133,828 warrants immediately before the settlement, as a result, the Company determined that there was no gain or loss to be recognized for this transaction.

These transactions represent non-cash financing activities.

(d)	Services provided by related parties

		For the six months ended April 30,	For the six months ended April 30,
		2026	2025
Topsheen Shipping Limited	Vessel leasing	$47,785,926	$22,745,704
Max Bright Marine Service Co. Ltd	Vessel leasing	2,177,656	2,192,188
Top Wisdom Shipping Management Co. Limited	Freight services	118,565	35,304
Top Creation International (HK) Limited	Vessel leasing	1,495,454	2,718,771
Nanjing Derun Shipping Co., Ltd.	Collection agent	358,836	302,839
Top Moral Shipping Limited	Vessel leasing	2,754,231	2,086,388
Top Legend Shipping Co. Limited	Vessel leasing	2,160,613	2,186,844
Total		$56,851,281	$32,268,038
(e)	Services provided to related parties

The Group provides transportation/freight services to related parties frequently throughout the year pursuant to one-off arrangements.

	For the six months ended April 30,	For the six months ended April 30,
	2026	2025
Shanghai Weisheng International Logistics Co., Ltd	$31,299	$51,882
Nanjing Derun Shipping Co., Ltd	-	23,688
Total	$31,299	$75,570

(f)	Strategic purchase contract with a related party

For the six months ended April 30, 2025, the Company issued Class A Ordinary Shares as share-based compensation to its director and executive officers and employees, among that, the Company issued in aggregated of 140,000 Class A Ordinary Shares to Mr. Dong Zhang for the purpose of providing incentives for future business development. The share awards vested in accordance with the terms of their service contracts, which generally up to 3 years. The total fair value of the share awards to Mr. Dong Zhang amounted to $10,700,000, determined based on the Company’s share price at grant dates and the Company recognized $470,000 and $7,978,548 in share-based compensation expenses for the six months ended April 30, 2026 and 2025, respectively. Furthermore, for the six months ended April 30, 2025, the Company issued 22,664 Class A Ordinary Shares to the former Chief Executive Officer for his past service. The fair value of the related share awards was $2,351,390, which was recognized as share-based compensation expenses for the six months ended April 30, 2025. (Details refer to Note 11 Equity -Class A ordinary shares issued for share-based compensation).

For the six months ended April 30, 2026, the Company granted Mr. Christopher Nixon Cox market-priced stock options to purchase an aggregate of 1,030,000 class A Ordinary Shares of the Company. The option awards vested in accordance with the terms of his service contracts, which generally based on performance. The total fair value of the vested option awards to Mr. Christopher Nixon Cox amounted to $488,386, determined based on Black Scholes Model and the Company recognized $423,034 in share-based compensation expenses for the six months ended April 30, 2026. (Details refer to Note 11 Equity -Class A ordinary shares issued for share-based compensation).